CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Activities:
Comprehensive Loss	$ (39,001,754)	$ (32,320)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants issued as Compensation	1,666,952
Stock Compensation Expenses	95,400
Loss on revaluation of derivative liabilities	229,632
Loss on excess of derivative liability over note principal	390,031
Interest and accretion	104,345
Stock Issued for Services:
Consulting	11,065,600
Management	14,750,000
Legal	1,128,245
Investor relations	8,250,000
Change in operating assets and liabilities:
Funds held in trust	(700,000)
Prepaid expense
Accounts payable	(111,476)	735
Payables to related parties		26,350
Accrued interest - related party		5,235
Net cash used in operating activities:	(2,133,025)
Financing Activities:
Related party debt forgiveness
Notes payable	87,755
Convertible Notes	1,360,000
Subscription Agreements	1,055,735
Net cash provided by financing activities:	2,503,490
Net change in cash in period	370,465
Cash, beginning of period
Cash, end of period	370,465
Supplemental Disclosure of Cash Flow Information
Cash paid for interest
Cash paid for taxes
Capital stock issued to settle related party debt	$ 43,904